Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Subsidiary Acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$

FAFG	Holding company and the group engaged in the design and manufacturing of electronic components	December 1, 2020	100.00	$12,443,637
ITGEU	Trading company	October 21, 2021	100.00	$50,368
SER	Engaged in the design and manufacturing of electronic components	November 2, 2021	100.00	$217,919

Summary of Consideration Transferred in business combination
b.	Consideration Transferred

	FAFG	ITGEU	SER
	NT$	NT$	NT$

Cash	$11,094,802	$50,368	$217,919
Equity instrument issued	1,734,570	—	—
Contingent consideration arrangement	(385,735)	—	—

Fair value of identifiable net assets acquired	$12,443,637	$50,368	$217,919

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition

	FAFG	ITGEU	SER
	NT$	NT$	NT$

Assets
Cash and cash equivalents	$2,349,164	$68,719	$18,850
Trade and other receivables	4,434,296	41,832	40,671
Inventories	4,836,819	—	375,912
Property, plant and equipment	2,882,720	94	37,672
Intangible assets	1,541,155	32	368
Others	1,919,118	2,828	186,377
Liabilities
Trade and other payables	(4,575,720)	(29,165)	(214,883)
Borrowings and bonds payables	(356,417)	—	—
Others	(3,155,051)	(858)	(227,048)

Fair value of identifiable net assets acquired	$9,876,084	$83,482	$217,919

Summary of Goodwill Recognized on Acquisition
e.	Goodwill recognized on acquisitions or gain recognized in bargain purchase transaction

	FAFG	ITGEU	SER
	NT$	NT$	NT$

Consideration transferred	$12,443,637	$50,368	$217,919
Add: Non-controlling interests	289	—	—
Less: Fair value of identifiable net assets acquired	(9,876,084)	(83,482)	(217,919)

Goodwill recognized on acquisition (gain recognized in bargain purchase transaction)	$2,567,842	$(33,114)	$—

Summary of Net Cash Outflow on Acquisition of Subsidiaries
f.	Net cash outflow (inflow) on acquisition of subsidiaries

	FAFG	ITGEU	SER
	NT$	NT$	NT$

Consideration transferred	$11,094,802	$50,368	$217,919
Less: Cash and cash equivalent acquired	(2,349,164)	(68,719)	(18,850)

Net cash outflow (inflow) on acquisition of subsidiaries	$8,745,638	$(18,351)	$199,069

Summary of Impact of Acquisitions by Comprehensive Income
The results of operations since the acquisition date were included in the consolidated statements of comprehensive income and were as follows

	FAFG (for the period from December 1, 2020 through December 31, 2020)	ITGEU (for the period from October 21, 2021 through December 31, 2021)	SER (for the period from November 2, 2021 through December 31, 2021)
	NT$	NT$	NT$

Operating revenue	$2,043,440	$75,221	$225,017

Net profit (loss)	$91,179	$(4,593)	$(508)

Summary of identification of the difference between the cost of the investment and the Group's share of FAFG's net fair value of identifiable assets and liabilities
h.
As of December 31, 2021, the Group has completed the identification of the difference between the cost of the investment and the Group’s share of FAFG’s net fair value of identifiable assets and liabilities, and has retrospectively adjusted the comparative consolidated financial statements as of and for the year ended December 31, 2020. As of December 31, 2020, the retrospective adjustments are summarized as follows:

	December 31, 2020
	After Retrospectively Adjusted	Before Retrospectively Adjusted
	NT$	NT$

Consolidated balance sheet

Inventories	$48,590,434	$48,516,459

Financial assets at fair value through profit or loss – non-current	$2,180,978	$1,793,188

Property, plant and equipment	$234,365,397	$233,207,324

Right-of-use assets	$8,741,807	$8,620,612

Goodwill	$52,709,053	$54,777,439

Other intangible assets	$27,711,771	$26,808,668

Deferred tax liabilities	$7,121,027	$6,551,233

Non-controlling interests	$15,622,009	$15,616,053